Income taxes - Maturity Of Deferred Tax Losses and Credits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	€ 1,394	€ 1,660	€ 1,803
Tax credits expiring:	92	101	145
Deductible temporary differences	17	79	53
Total	1,503	1,840	2,001
Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	265	289	310
Tax credits expiring:	92	101	145
Deductible temporary differences	4	20	11
Total	361	410	466
Within 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits expiring:	57	58	100
Within 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits expiring:	57	58	100
Beyond 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	3	3	0
Tax credits expiring:	35	43	45
Beyond 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1	1	0
Tax credits expiring:	35	43	45
No time limit | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1,391	1,657	1,803
Deductible temporary differences	17	79	53
No time limit | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	264	288	310
Deductible temporary differences	€ 4	€ 20	€ 11